SCHEDULE OF REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 53,255,361	$ 55,500,917
Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Fiat Remittance [Member]
Disaggregation of Revenue [Line Items]
Revenue	25,287,487	25,812,304
ODL Remittance [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,407,709	901,847
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,398,707	28,501,152
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 161,458	$ 285,614